Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,

2016	254
2017	178
2018	84
2019	32
2020	11
Total minimum lease payments	559
Less: amount representing interest	(27)
Present value of minimum lease payments	531
Less: current portion	(238)
Long-term portion	294

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan

2016	321	184
2017	321	139
2018	321	33
2019	321	-
2020	321	-
2021	321	-
2022	321	-
2023	321	-
2024	321	-
2025	152	-
Total	3,041	356